APPROPRIATED RESERVES	6 Months Ended
Jun. 30, 2024
APPROPRIATED RESERVES
APPROPRIATED RESERVES
NOTE 16. APPROPRIATED RESERVES
As of June 30, 2024 and December 31, 2023, the appropriated retained earnings consist of the following:

Concept	June 30, 2024	December 31, 2023
	In millions of COP
Appropriation of net income (1)(2)	12,751,479	12,794,057
Others (3)	9,881,356	7,250,712

Total appropriated reserves	22,632,835	20,044,769

(1)
The legal reserve fulfills two objectives: to increase and maintain the company’s capital and to absorb economic losses. Based on the aforementioned, this amount shall not be distributed in dividends to the stockholders.

(2)	As of June 30, 2024 and December 31, 2023 includes reclassification of unclaimed dividends under Article 85 of the Bancolombia S.A Bylaws for COP 258 and COP 557, respectively.
(3)	Reserves for equity strengthening, future growth and donations to social benefit projects available to the Board of Directors, which was approved at the General Shareholders Meeting.